UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-02890

Fidelity Phillips Street Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210

 (Address of principal executive offices)       (Zip code)

Cynthia Lo Bessette, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	November 30

Date of reporting period:	November 30, 2019

Item 1.

Reports to Stockholders

Fidelity® Government Cash Reserves

Annual Report

November 30, 2019

See the inside front cover for important information about access to your fund’s shareholder reports.

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Account Type	Website	Phone Number
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Contents

Investment Summary/Performance
Schedule of Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Trustees and Officers
Shareholder Expense Example
Distributions
Board Approval of Investment Advisory Contracts and Management Fees

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This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary/Performance (Unaudited)

Effective Maturity Diversification

Days	% of fund's investments 11/30/19
1 - 7	60.9
8 - 30	18.4
31 - 60	5.6
61 - 90	6.3
91 - 180	5.0
> 180	3.8

Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940.

Asset Allocation (% of fund's net assets)

As of November 30, 2019
U.S. Treasury Debt	13.0%
U.S. Government Agency Debt	38.0%
Repurchase Agreements	49.7%
Net Other Assets (Liabilities)*	(0.7)%

 * Net Other Assets (Liabilities) are not included in the pie chart

Current 7-Day Yields

11/29/19
Fidelity® Government Cash Reserves	1.34%

Yield refers to the income paid by the Fund over a given period. Yield for money market funds is usually for seven-day periods, as it is here, though it is expressed as an annual percentage rate. Past performance is no guarantee of future results. Yield will vary and it's possible to lose money investing in the Fund.

Schedule of Investments November 30, 2019

Showing Percentage of Net Assets

U.S. Treasury Debt - 13.0%
	Yield(a)	Principal Amount (000s)	Value (000s)
U.S. Treasury Obligations - 13.0%
U.S. Treasury Bills
12/12/19 to 8/13/20	1.57 to 2.16%	$13,693,600	$13,638,224
U.S. Treasury Notes
1/31/20 to 10/31/21	1.57 to 1.91 (b)	6,504,524	6,517,346
TOTAL U.S. TREASURY DEBT
(Cost $20,155,570)			20,155,570

U.S. Government Agency Debt - 38.0%
Federal Agencies - 38.0%
Fannie Mae
1/3/20 to 1/29/21	1.59 to 1.71 (b)	1,548,320	1,548,062
Federal Farm Credit Bank
12/20/19 to 10/23/20	1.64 to 1.99 (b)(c)	500,000	499,997
Federal Home Loan Bank
12/2/19 to 7/23/21	1.56 to 2.07 (b)	53,523,362	53,488,014
Freddie Mac
12/18/19 to 9/9/20	1.57 to 2.05 (b)	3,692,700	3,691,834
TOTAL U.S. GOVERNMENT AGENCY DEBT
(Cost $59,227,907)			59,227,907

U.S. Government Agency Repurchase Agreement - 19.2%
	Maturity Amount (000s)	Value (000s)
In a joint trading account:
1.65% dated 11/29/19 due 12/2/19 (Collateralized by U.S. Government Obligations)#	12,551,075	12,549,354
1.65% dated 11/29/19 due 12/2/19 (Collateralized by U.S. Government Obligations)#	25,003	25,000
With:
Barclays Bank PLC at:
1.59%, dated 11/6/19 due 12/6/19 (Collateralized by U.S. Government Obligations valued at $525,903,220, 2.50% - 6.00%, 8/1/25 - 12/1/49)	515,819	515,000
1.6%, dated:
11/1/19 due 12/2/19 (Collateralized by Mortgage Loan Obligations valued at $340,127,977, 3.00% - 3.50%, 10/1/39 - 11/1/49)	333,459	333,000
11/12/19 due 12/6/19 (Collateralized by U.S. Government Obligations valued at $471,556,789, 3.00% - 4.50%, 2/1/40 - 12/1/49)	462,516	461,900
BMO Capital Markets Corp. at:
1.6%, dated 11/27/19 due 12/6/19 (Collateralized by U.S. Government Obligations valued at $87,637,471, 2.00% - 8.50%, 11/15/21 - 10/20/69)	86,015	85,900
1.62%, dated 11/4/19 due 12/6/19 (Collateralized by U.S. Government Obligations valued at $140,937,358, 2.00% - 5.00%, 11/1/26 - 8/20/69)	138,540	138,000
BMO Harris Bank NA at:
1.6%, dated 11/8/19 due 12/6/19 (Collateralized by U.S. Government Obligations valued at $87,814,279, 0.25% - 8.00%, 12/30/19 - 5/20/69)	86,363	86,000
1.62%, dated 11/4/19 due 12/6/19 (Collateralized by U.S. Government Obligations valued at $352,346,423, 0.25% - 4.00%, 1/15/25 - 10/1/49)	346,351	345,000
1.65%, dated 11/29/19 due 12/6/19 (Collateralized by U.S. Treasury Obligations valued at $53,047,341, 0.00% - 4.00%, 1/30/20 - 5/1/49)	52,083	52,000
BNP Paribas, SA at:
1.62%, dated 11/4/19 due 12/6/19 (Collateralized by U.S. Treasury Obligations valued at $142,032,332, 0.00% - 7.50%, 9/30/20 - 6/25/57)	138,373	138,000
1.64%, dated 11/19/19 due 12/6/19 (Collateralized by U.S. Treasury Obligations valued at $247,499,502, 0.00% - 7.13%, 2/15/20 - 10/1/49)	241,626	241,000
1.67%, dated 11/21/19 due 12/6/19 (Collateralized by U.S. Government Obligations valued at $107,094,557, 0.00% - 7.13%, 11/5/20 - 10/1/49)	105,104	104,900
2.01%, dated 9/19/19 due 12/6/19 (Collateralized by U.S. Treasury Obligations valued at $577,929,205, 0.00% - 8.00%, 12/12/19 - 11/15/49)	563,719	560,900
2.02%, dated:
9/6/19 due 12/2/19 (Collateralized by U.S. Treasury Obligations valued at $234,969,697, 0.00% - 7.13%, 2/15/20 - 8/15/49)	229,113	228,000
9/20/19 due 12/6/19 (Collateralized by U.S. Treasury Obligations valued at $342,208,650, 0.00% - 8.00%, 1/15/20 - 11/15/49)	333,677	332,000
BofA Securities, Inc. at:
1.67%, dated 11/22/19 due 12/6/19 (Collateralized by U.S. Government Obligations valued at $529,625,574, 2.50% - 5.00%, 5/1/30 - 11/1/49)	520,132	519,000
1.69%, dated 10/30/19 due 12/2/19 (Collateralized by U.S. Government Obligations valued at $352,445,152, 2.00% - 5.00%, 4/1/24 - 2/1/57)	345,534	345,000
CIBC Bank U.S.A. at:
1.63%, dated 11/13/19 due 12/6/19 (Collateralized by U.S. Government Obligations valued at $604,605,303, 0.00% - 5.00%, 1/30/20 - 8/15/58)	593,635	592,000
1.74%, dated 10/21/19 due 12/6/19 (Collateralized by U.S. Government Obligations valued at $212,591,862, 1.00% - 5.00%, 7/1/20 - 11/1/49)	208,885	208,000
1.76%, dated 10/21/19 due 12/6/19 (Collateralized by U.S. Government Obligations valued at $35,671,141, 1.50% - 5.00%, 1/15/22 - 7/1/49)	34,989	34,900
1.77%, dated 10/16/19 due 12/6/19 (Collateralized by U.S. Government Obligations valued at $70,543,250, 0.13% - 5.00%, 1/15/22 - 9/1/49)	69,502	69,000
1.79%, dated 10/16/19 due 12/6/19 (Collateralized by U.S. Government Obligations valued at $70,544,836, 0.13% - 5.00%, 4/15/22 - 11/1/49)	69,305	69,000
Citibank NA at:
1.58%, dated 11/26/19 due 12/3/19 (Collateralized by U.S. Treasury Obligations valued at $86,924,824, 0.00% - 8.13%, 1/10/20 - 5/15/49)	85,026	85,000
1.59%, dated 11/26/19 due 12/3/19 (Collateralized by U.S. Treasury Obligations valued at $523,399,435, 0.00% - 6.50%, 1/22/20 - 2/15/49)	513,159	513,000
Deutsche Bank AG, New York at 1.66%, dated 11/29/19 due 12/2/19 (Collateralized by Mortgage Loan Obligations valued at $175,123,458, 3.50% - 6.50%, 9/15/28 - 11/15/46)	170,024	170,000
Goldman Sachs & Co. at:
1.62%, dated 11/29/19 due 12/6/19 (Collateralized by U.S. Government Obligations valued at $531,491,742, 2.50% - 6.00%, 10/1/29 - 4/1/55)	521,164	521,000
1.65%, dated 11/29/19 due 12/2/19 (Collateralized by U.S. Government Obligations valued at $336,646,283, 3.00% - 5.50%, 8/20/40 - 9/15/48)	330,045	330,000
HSBC Securities, Inc. at 1.65%, dated 11/29/19 due 12/3/19 (Collateralized by U.S. Government Obligations valued at $264,216,325, 0.00% - 6.50%, 1/15/22 - 11/1/49)	259,047	259,000
ING Financial Markets LLC at:
1.64%, dated 11/6/19 due:
1/27/20 (Collateralized by U.S. Government Obligations valued at $70,463,362, 3.00% - 4.50%, 8/1/45 - 7/1/52)	69,258	69,000
1/30/20 (Collateralized by U.S. Government Obligations valued at $70,463,362, 3.50% - 4.00%, 8/1/34 - 7/1/52)	69,267	69,000
1.69%, dated 11/27/19 due 2/25/20 (Collateralized by U.S. Government Obligations valued at $175,481,180, 3.00% - 4.50%, 10/1/28 - 11/1/49)	172,727	172,000
1.73%, dated 10/25/19 due 1/27/20 (Collateralized by U.S. Government Obligations valued at $141,017,044, 3.00% - 5.00%, 10/1/42 - 11/1/49)	138,623	138,000
1.78%, dated:
10/7/19 due 1/10/20
(Collateralized by U.S. Government Obligations valued at $250,591,976, 2.00% - 7.00%, 9/1/20 - 2/1/57)	246,151	245,000
(Collateralized by U.S. Government Obligations valued at $214,793,096, 3.00% - 4.50%, 7/1/44 - 5/1/58)	210,986	210,000
10/8/19 due 1/21/20 (Collateralized by U.S. Government Obligations valued at $107,391,253, 3.00% - 4.50%, 9/1/42 - 11/1/49)	105,545	105,000
1.79%, dated:
10/16/19 due 1/15/20 (Collateralized by U.S. Government Obligations valued at $87,924,997, 3.00% - 4.50%, 8/1/45 - 7/1/56)	86,389	86,000
10/18/19 due 12/16/19 (Collateralized by U.S. Government Obligations valued at $70,537,476, 3.00% - 4.00%, 8/1/34 - 11/1/49)	69,202	69,000
1.95%, dated 10/1/19 due 1/10/20 (Collateralized by U.S. Government Obligations valued at $197,521,122, 2.23% - 5.19%, 7/1/24 - 11/1/49)	194,056	193,000
2.1%, dated 9/17/19 due 12/17/19
(Collateralized by U.S. Government Obligations valued at $145,482,125, 3.00% - 4.50%, 5/1/43 - 11/1/49)	142,754	142,000
(Collateralized by U.S. Government Obligations valued at $145,482,124, 3.00% - 4.50%, 10/1/42 - 11/1/49)	142,754	142,000
J.P. Morgan Securities, LLC at:
1.57%, dated 11/14/19 due 12/6/19 (Collateralized by U.S. Government Obligations valued at $267,636,438, 1.50% - 6.00%, 12/1/27 - 9/1/48)(b)(c)(d)	260,129	259,800
1.62%, dated 11/29/19 due 12/6/19 (Collateralized by U.S. Government Obligations valued at $132,617,901, 2.96% - 7.50%, 9/20/32 - 11/20/49)	130,041	130,000
Mitsubishi UFJ Securities (U.S.A.), Inc. at:
1.64%, dated:
11/4/19 due 1/3/20 (Collateralized by U.S. Government Obligations valued at $176,685,085, 2.50% - 5.00%, 11/1/24 - 10/1/49)	173,473	173,000
11/6/19 due:
1/6/20 (Collateralized by U.S. Government Obligations valued at $193,008,337, 2.43% - 5.11%, 12/1/21 - 12/1/49)	189,525	189,000
1/7/20 (Collateralized by Mortgage Loan Obligations valued at $298,192,775, 2.00% - 5.37%, 11/1/21 - 6/1/49)	292,825	292,000
1.66%, dated 11/12/19 due 1/13/20 (Collateralized by U.S. Government Obligations valued at $95,968,423, 2.00% - 4.96%, 1/1/28 - 11/1/49)	94,269	94,000
1.67%, dated 11/13/19 due 1/14/20 (Collateralized by U.S. Government Obligations valued at $207,242,500, 2.22% - 6.50%, 1/1/24 - 11/1/49)	203,584	203,000
Morgan Stanley & Co., LLC at 1.65%, dated 11/29/19 due 12/2/19 (Collateralized by U.S. Government Obligations valued at $672,273,031, 0.00% - 6.13%, 12/3/19 - 9/15/60)	659,091	659,000
MUFG Securities (Canada), Ltd. at 1.64%, dated:
11/4/19 due 1/3/20 (Collateralized by U.S. Government Obligations valued at $123,577,429, 1.13% - 5.00%, 6/30/21 - 4/1/49)	121,331	121,000
11/6/19 due 1/6/20 (Collateralized by U.S. Government Obligations valued at $175,647,800, 1.13% - 4.50%, 6/30/21 - 4/1/49)	172,478	172,000
Nomura Securities International, Inc. at:
1.59%, dated 11/27/19 due 12/4/19 (Collateralized by U.S. Government Obligations valued at $553,435,387, 0.00% - 6.50%, 4/23/20 - 11/20/49)	542,168	542,000
1.63%, dated 11/29/19 due 12/6/19 (Collateralized by U.S. Government Obligations valued at $701,101,718, 0.13% - 8.00%, 4/30/21 - 9/20/69)	687,218	687,000
RBC Financial Group at:
1.63%, dated 11/19/19 due 12/6/19 (Collateralized by U.S. Government Obligations valued at $1,480,303,829, 1.63% - 8.00%, 11/30/20 - 2/1/57)	1,455,712	1,450,000
1.64%, dated 11/19/19 due 12/6/19 (Collateralized by U.S. Government Obligations valued at $1,483,345,414, 1.63% - 6.94%, 2/15/21 - 10/25/58)	1,453,765	1,450,000
Sumitomo Mitsui Trust Bank Ltd. at 1.75%, dated:
11/19/19 due 12/3/19 (Collateralized by U.S. Government Obligations valued at $112,807,528, 3.00%, 1/1/47)	110,444	110,369
11/21/19 due 12/5/19 (Collateralized by U.S. Government Obligations valued at $224,662,848, 3.00%, 12/1/46)	220,150	220,000
11/22/19 due 12/6/19 (Collateralized by U.S. Government Obligations valued at $225,382,304, 3.50%, 7/1/47)	220,650	220,500
11/26/19 due 12/6/19 (Collateralized by U.S. Government Obligations valued at $145,162,882, 2.00% - 3.50%, 1/15/21 - 1/1/48)	142,097	142,000
12/3/19 due 12/6/19(e)	75,109	75,058
TD Securities (U.S.A.) at 1.6%, dated 11/27/19 due 12/4/19
(Collateralized by U.S. Government Obligations valued at $264,238,707, 3.50% - 4.50%, 1/1/44 - 11/1/49)	259,081	259,000
(Collateralized by U.S. Government Obligations valued at $396,868,174, 3.50% - 4.00%, 5/1/42 - 7/1/49)	389,121	389,000
Wells Fargo Securities, LLC at 1.6%, dated 11/27/19 due 12/4/19 (Collateralized by U.S. Government Obligations valued at $528,477,414, 3.00% - 6.00%, 11/20/34 - 11/20/49)	518,161	518,000
TOTAL U.S. GOVERNMENT AGENCY REPURCHASE AGREEMENT
(Cost $29,906,581)		29,906,581

U.S. Treasury Repurchase Agreement - 30.5%
With:
Barclays Bank PLC at 1.62%, dated 11/15/19 due 12/6/19 (Collateralized by U.S. Treasury Obligations valued at $742,573,736, 2.25% - 3.00%, 8/31/23 - 11/15/44)	723,007	722,000
BMO Harris Bank NA at:
1.58%, dated 11/27/19 due 12/6/19 (Collateralized by U.S. Treasury Obligations valued at $157,619,060, 1.38%, 6/30/23)	154,203	154,000
1.61%, dated:
11/8/19 due 12/6/19 (Collateralized by U.S. Treasury Obligations valued at $159,745,610, 2.75% - 3.00%, 5/15/45 - 8/15/47)	155,423	155,000
11/13/19 due 12/6/19
(Collateralized by U.S. Treasury Obligations valued at $79,729,422, 2.50% - 3.00%, 5/15/46 - 2/15/49)	77,210	77,000
(Collateralized by U.S. Treasury Obligations valued at $158,170,518, 2.38% - 2.75%, 3/15/22 - 8/15/47)	155,423	155,000
1.62%, dated 11/21/19 due 12/6/19 (Collateralized by U.S. Treasury Obligations valued at $225,605,650, 3.00%, 2/15/49)	219,907	219,000
1.63%, dated 11/6/19 due 1/6/20 (Collateralized by U.S. Treasury Obligations valued at $158,222,811, 2.38% - 3.63%, 2/29/24 - 8/15/47)	155,428	155,000
1.64%, dated 11/1/19 due 2/7/20 (Collateralized by U.S. Treasury Obligations valued at $161,592,725, 2.50% - 3.63%, 8/15/43 - 5/15/46)	156,696	156,000
1.69%, dated 10/25/19 due 12/6/19 (Collateralized by U.S. Treasury Obligations valued at $160,889,779, 2.75% - 3.63%, 8/15/43 - 8/15/47)	156,535	156,000
BNP Paribas, SA at:
1.59%, dated:
11/7/19 due 12/6/19 (Collateralized by U.S. Treasury Obligations valued at $126,621,519, 0.00% - 7.50%, 12/5/19 - 11/15/49)	124,186	124,000
11/8/19 due 12/6/19 (Collateralized by U.S. Treasury Obligations valued at $158,519,856, 0.00% - 6.25%, 11/5/20 - 11/15/49)	155,240	155,000
11/13/19 due 12/6/19 (Collateralized by U.S. Treasury Obligations valued at $1,394,398,590, 1.13% - 7.50%, 12/15/20 - 11/15/49)	1,366,809	1,365,000
11/14/19 due 12/6/19 (Collateralized by U.S. Treasury Obligations valued at $104,209,692, 0.00% - 7.63%, 1/30/20 - 11/15/49)	102,122	102,000
1.6%, dated 11/4/19 due 12/6/19 (Collateralized by U.S. Treasury Obligations valued at $81,701,623, 0.00% - 6.13%, 1/2/20 - 11/15/49)	80,213	80,000
1.61%, dated:
11/14/19 due 12/6/19 (Collateralized by U.S. Treasury Obligations valued at $104,157,460, 0.00% - 4.75%, 12/17/19 - 11/15/49)	102,274	102,000
11/15/19 due 12/6/19 (Collateralized by U.S. Treasury Obligations valued at $142,516,584, 1.25% - 5.50%, 7/31/20 - 11/15/49)	139,373	139,000
1.62%, dated:
11/19/19 due 12/6/19 (Collateralized by U.S. Treasury Obligations valued at $254,602,140, 0.00% - 7.50%, 1/30/20 - 11/15/49)	248,636	248,000
11/20/19 due 12/6/19 (Collateralized by U.S. Treasury Obligations valued at $77,052,457, 0.00% - 6.25%, 1/2/20 - 11/15/49)	75,088	75,000
1.65%, dated 11/27/19 due 12/6/19 (Collateralized by U.S. Treasury Obligations valued at $96,922,223, 0.00% - 8.13%, 1/2/20 - 5/15/49)	95,183	95,000
1.67%, dated:
11/22/19 due 12/6/19 (Collateralized by U.S. Treasury Obligations valued at $173,937,355, 0.00% - 5.50%, 1/30/20 - 11/15/49)	169,329	169,000
11/25/19 due 12/6/19 (Collateralized by U.S. Treasury Obligations valued at $72,933,647, 0.00% - 5.50%, 1/30/20 - 8/15/49)	71,138	71,000
1.71%, dated 10/25/19 due 12/6/19 (Collateralized by U.S. Treasury Obligations valued at $231,724,148, 0.00% - 5.50%, 12/5/19 - 11/15/49)	226,644	226,000
2%, dated:
9/5/19 due 12/2/19 (Collateralized by U.S. Treasury Obligations valued at $323,533,163, 1.13% - 7.50%, 3/31/21 - 11/15/49)	316,540	315,000
9/13/19 due 12/6/19 (Collateralized by U.S. Treasury Obligations valued at $408,383,137, 0.00% - 8.00%, 1/2/20 - 11/15/49)	398,985	397,000
9/16/19 due 12/6/19 (Collateralized by U.S. Treasury Obligations valued at $364,157,052, 0.00% - 8.13%, 1/30/20 - 11/15/49)	356,694	354,900
9/19/19 due 12/6/19 (Collateralized by U.S. Treasury Obligations valued at $1,887,853,750, 0.00% - 8.13%, 12/5/19 - 11/15/49)	1,849,200	1,840,000
2.01%, dated:
9/6/19 due 12/2/19 (Collateralized by U.S. Treasury Obligations valued at $842,853,326, 0.00% - 8.00%, 1/2/20 - 11/15/49)	824,888	820,900
9/20/19 due 12/6/19 (Collateralized by U.S. Treasury Obligations valued at $376,004,384, 0.00% - 8.00%, 1/2/20 - 11/15/49)	367,839	366,000
BofA Securities, Inc. at 1.65%, dated 11/22/19 due 12/6/19 (Collateralized by U.S. Treasury Obligations valued at $120,415,184, 1.75%, 3/31/22 - 5/31/22)	118,254	118,000
CIBC Bank U.S.A. at:
1.6%, dated 11/6/19 due 12/6/19 (Collateralized by U.S. Treasury Obligations valued at $221,864,995, 0.00% - 4.38%, 4/9/20 - 5/15/49)	217,685	217,000
1.61%, dated:
11/8/19 due 12/6/19 (Collateralized by U.S. Treasury Obligations valued at $79,086,377, 0.00% - 4.75%, 4/9/20 - 5/15/49)	77,238	77,000
11/12/19 due 12/6/19 (Collateralized by U.S. Treasury Obligations valued at $252,624,607, 0.00% - 4.38%, 1/30/20 - 11/15/48)	247,718	247,000
1.63%, dated 10/31/19 due 12/6/19 (Collateralized by U.S. Treasury Obligations valued at $478,710,101, 0.00% - 3.13%, 1/30/20 - 5/15/48)	468,890	468,000
1.64%, dated 11/21/19 due 12/6/19 (Collateralized by U.S. Treasury Obligations valued at $245,900,755, 0.00% - 4.38%, 4/9/20 - 5/15/48)	241,569	240,900
1.8%, dated 10/8/19 due 12/6/19 (Collateralized by U.S. Treasury Obligations valued at $80,857,435, 0.00% - 3.75%, 4/9/20 - 8/15/47)	79,233	79,000
Commerz Markets LLC at:
1.63%, dated:
11/26/19 due 12/3/19 (Collateralized by U.S. Treasury Obligations valued at $335,672,091, 1.38% - 2.88%, 12/31/20 - 11/15/49)	329,104	329,000
11/27/19 due 12/4/19 (Collateralized by U.S. Treasury Obligations valued at $673,353,374, 1.63% - 3.00%, 12/31/20 - 11/15/49)	660,209	660,000
1.64%, dated 11/29/19 due:
12/2/19 (Collateralized by U.S. Treasury Obligations valued at $2,318,394,520, 0.00% - 3.38%, 2/27/20 - 11/15/49)	2,267,310	2,267,000
12/6/19 (Collateralized by U.S. Treasury Obligations valued at $335,645,886, 1.38% - 2.75%, 12/31/20 - 11/15/49)	329,105	329,000
1.65%, dated 11/25/19 due 12/2/19 (Collateralized by U.S. Treasury Obligations valued at $336,464,329, 1.38% - 2.88%, 4/15/21 - 11/15/49)	329,106	329,000
Credit AG at:
1.62%, dated 11/18/19 due 12/6/19 (Collateralized by U.S. Treasury Obligations valued at $316,399,282, 2.63%, 3/31/25)	310,837	310,000
1.64%, dated 11/21/19 due 12/6/19 (Collateralized by U.S. Treasury Obligations valued at $495,700,030, 2.88% - 3.13%, 11/15/28 - 5/15/49)	485,345	484,000
1.66%, dated 11/1/19 due 12/2/19 (Collateralized by U.S. Treasury Obligations valued at $159,347,528, 2.88%, 5/31/25)	156,223	156,000
1.68%, dated 11/8/19 due 2/6/20 (Collateralized by U.S. Treasury Obligations valued at $476,904,969, 0.00% - 2.88%, 3/12/20 - 5/15/49)	464,945	463,000
Credit Agricole CIB at 1.64%, dated 11/29/19 due 12/2/19 (Collateralized by U.S. Treasury Obligations valued at $158,027,166, 2.13%, 5/15/22 - 3/31/24)	155,021	155,000
Deutsche Bank AG, New York at 1.65%, dated 11/29/19 due 12/2/19 (Collateralized by U.S. Treasury Obligations valued at $1,086,199,072, 1.13% - 5.25%, 4/30/20 - 8/15/47)	1,063,146	1,063,000
Deutsche Bank Securities, Inc. at 1.65%, dated 11/29/19 due 12/2/19 (Collateralized by U.S. Treasury Obligations valued at $38,861,982, 2.00% - 8.75%, 8/15/20 - 5/15/44)	38,005	38,000
Fixed Income Clearing Corp. - BNYM at 1.65%, dated 11/29/19 due 12/2/19 (Collateralized by U.S. Treasury Obligations valued at $5,529,420,050, 1.38% - 4.38%, 4/30/20 - 8/15/45)	5,421,745	5,421,000
Goldman Sachs & Co. at 1.58%, dated 11/27/19 due 12/4/19 (Collateralized by U.S. Treasury Obligations valued at $620,296,118, 0.00% - 2.75%, 2/15/20 - 11/15/25)	608,187	608,000
HSBC Securities, Inc. at:
1.63%, dated 11/29/19 due 12/3/19 (Collateralized by U.S. Treasury Obligations valued at $349,907,542, 1.13% - 3.63%, 1/31/20 - 2/28/26)	343,062	343,000
1.64%, dated 11/29/19 due 12/2/19 (Collateralized by U.S. Treasury Obligations valued at $172,439,636, 2.50%, 2/28/26)	168,023	168,000
ING Financial Markets LLC at:
1.61%, dated 11/29/19 due 12/6/19 (Collateralized by U.S. Treasury Obligations valued at $73,449,946, 1.25% - 2.75%, 11/30/20 - 11/15/42)	72,023	72,000
1.63%, dated 11/29/19 due 12/2/19 (Collateralized by U.S. Treasury Obligations valued at $632,492,581, 1.38% - 1.63%, 9/15/20 - 11/15/22)	620,084	620,000
Lloyds Bank Corp. Markets PLC at:
1.65%, dated 11/12/19 due 2/12/20 (Collateralized by U.S. Treasury Obligations valued at $160,214,826, 2.50% - 2.75%, 11/15/23 - 5/15/24)	157,662	157,000
1.67%, dated 11/22/19 due 2/24/20 (Collateralized by U.S. Treasury Obligations valued at $15,300,508, 2.50% - 2.88%, 11/30/23 - 5/15/24)	15,065	15,000
1.7%, dated 11/4/19 due 1/8/20 (Collateralized by U.S. Treasury Obligations valued at $126,591,391, 1.88%, 2/28/22)	124,381	124,000
Lloyds Bank PLC at:
1.65%, dated 11/12/19 due 1/28/20 (Collateralized by U.S. Treasury Obligations valued at $55,562,897, 1.38% - 1.63%, 8/31/26 - 9/30/26)	54,191	54,000
1.67%, dated:
11/5/19 due 12/5/19 (Collateralized by U.S. Treasury Obligations valued at $79,625,208, 1.38% - 6.00%, 5/15/21 - 9/30/26)	78,109	78,000
11/15/19 due 1/15/20 (Collateralized by U.S. Treasury Obligations valued at $158,966,589, 1.38% - 1.63%, 2/15/26 - 8/31/26)	155,439	155,000
11/18/19 due 1/21/20 (Collateralized by U.S. Treasury Obligations valued at $158,133,590, 1.38% - 2.63%, 5/15/21 - 8/31/26)	155,460	155,000
11/22/19 due:
2/19/20 (Collateralized by U.S. Treasury Obligations valued at $111,180,887, 1.38% - 6.00%, 2/15/26 - 8/31/26)	109,450	109,000
2/21/20 (Collateralized by U.S. Treasury Obligations valued at $111,183,005, 1.38% - 2.63%, 5/15/21 - 8/31/26)	109,460	109,000
1.76%, dated 10/28/19 due 12/20/19 (Collateralized by U.S. Treasury Obligations valued at $159,319,310, 1.38% - 6.00%, 11/30/21 - 8/31/26)	156,404	156,000
1.77%, dated 10/25/19 due 12/16/19 (Collateralized by U.S. Treasury Obligations valued at $159,346,674, 1.38% - 6.00%, 11/30/21 - 8/31/26)	156,399	156,000
1.81%, dated 10/17/19 due 12/17/19 (Collateralized by U.S. Treasury Obligations valued at $159,433,537, 6.00% - 6.75%, 2/15/26 - 8/15/26)	156,478	156,000
1.86%, dated 10/11/19 due 12/11/19 (Collateralized by U.S. Treasury Obligations valued at $80,714,361, 1.38% - 6.00%, 2/15/26 - 8/31/26)	79,249	79,000
Mizuho Bank Ltd. at 1.64%, dated 11/29/19 due 12/2/19 (Collateralized by U.S. Treasury Obligations valued at $349,940,135, 1.25%, 8/31/24)	341,047	341,000
Mizuho Securities U.S.A., Inc. at 1.63%, dated 11/29/19 due 12/2/19 (Collateralized by U.S. Treasury Obligations valued at $2,026,617,907, 0.00% - 2.75%, 2/20/20 - 2/15/27)	1,987,270	1,987,000
MUFG Securities (Canada), Ltd. at:
1.63%, dated 11/22/19 due 12/2/19 (Collateralized by U.S. Treasury Obligations valued at $243,890,564, 1.13% - 3.13%, 2/29/20 - 11/15/45)	239,108	239,000
1.64%, dated 11/29/19 due 12/2/19 (Collateralized by U.S. Treasury Obligations valued at $216,269,602, 0.00% - 2.75%, 4/9/20 - 5/15/25)	212,029	212,000
MUFG Securities EMEA PLC at:
1.56%, dated 12/2/19 due 12/6/19(e)	272,083	272,000
1.57%, dated:
11/27/19 due 12/6/19 (Collateralized by U.S. Treasury Obligations valued at $179,384,570, 1.38% - 2.75%, 8/31/20 - 8/31/26)	176,099	175,900
11/29/19 due 12/6/19 (Collateralized by U.S. Treasury Obligations valued at $94,835,534, 1.88% - 2.75%, 8/31/20 - 2/15/28)	93,097	93,000
12/2/19 due 12/6/19(e)	131,923	131,900
12/2/19 due 12/6/19(e)	326,299	326,000
1.58%, dated:
11/27/19 due 12/6/19 (Collateralized by U.S. Treasury Obligations valued at $84,646,097, 1.38% - 2.75%, 7/31/20 - 6/30/24)	83,033	83,000
12/2/19 due 12/5/19(e)	46,006	46,000
1.59%, dated:
11/4/19 due 12/4/19 (Collateralized by U.S. Treasury Obligations valued at $215,395,491, 1.38% - 2.88%, 5/31/20 - 8/15/25)	211,280	211,000
11/7/19 due 12/6/19 (Collateralized by U.S. Treasury Obligations valued at $614,454,772, 1.75% - 2.88%, 1/15/21 - 2/15/28)	602,931	602,000
11/8/19 due 12/6/19 (Collateralized by U.S. Treasury Obligations valued at $229,647,566, 1.63% - 2.88%, 12/31/22 - 9/30/26)	225,338	225,000
11/12/19 due 12/6/19 (Collateralized by U.S. Treasury Obligations valued at $292,878,701, 1.63% - 2.75%, 11/15/20 - 4/30/25)	287,393	287,000
11/27/19 due 12/4/19 (Collateralized by U.S. Treasury Obligations valued at $183,564,967, 1.38% - 2.00%, 7/31/22 - 4/30/23)	180,056	180,000
1.6%, dated:
11/7/19 due 12/6/19 (Collateralized by U.S. Treasury Obligations valued at $124,442,721, 1.38% - 2.75%, 6/30/23 - 6/30/25)	122,057	121,900
11/26/19 due 12/6/19 (Collateralized by U.S. Treasury Obligations valued at $283,530,768, 1.38% - 2.88%, 7/31/20 - 8/15/28)	278,247	278,000
1.61%, dated:
11/14/19 due 12/2/19 (Collateralized by U.S. Treasury Obligations valued at $140,816,699, 1.88% - 2.88%, 2/29/20 - 11/30/25)	138,111	138,000
11/15/19 due 12/6/19 (Collateralized by U.S. Treasury Obligations valued at $110,205,371, 1.25% - 3.50%, 5/15/20 - 8/31/26)	108,150	108,000
11/18/19 due 12/6/19 (Collateralized by U.S. Treasury Obligations valued at $418,283,334, 1.25% - 3.50%, 5/15/20 - 2/28/26)	410,513	410,000
1.62%, dated 11/1/19 due 12/3/19 (Collateralized by U.S. Treasury Obligations valued at $318,558,942, 1.38% - 2.88%, 12/31/21 - 8/15/28)	312,449	312,000
1.63%, dated 11/26/19 due:
12/2/19 (Collateralized by U.S. Treasury Obligations valued at $342,683,974, 1.38% - 2.88%, 7/31/21 - 10/31/23)	336,091	336,000
12/3/19 (Collateralized by U.S. Treasury Obligations valued at $548,684,500, 1.25% - 2.88%, 9/30/21 - 9/30/26)	538,171	538,000
1.65%, dated 11/29/19 due 12/2/19 (Collateralized by U.S. Treasury Obligations valued at $766,875,187, 1.50% - 2.88%, 9/30/21 - 5/15/28)	752,003	751,900
Natixis SA at:
1.58%, dated:
11/1/19 due 12/2/19 (Collateralized by U.S. Treasury Obligations valued at $797,993,573, 0.00% - 6.63%, 12/12/19 - 5/15/49)	781,061	780,000
11/4/19 due 12/4/19 (Collateralized by U.S. Treasury Obligations valued at $317,609,831, 0.00% - 6.88%, 4/23/20 - 8/15/46)	311,409	311,000
1.6%, dated 11/5/19 due 12/6/19 (Collateralized by U.S. Treasury Obligations valued at $791,608,997, 0.00% - 6.88%, 12/12/19 - 5/15/49)	778,169	775,000
1.61%, dated 11/8/19 due 12/6/19 (Collateralized by U.S. Treasury Obligations valued at $315,530,752, 0.00% - 6.63%, 12/12/19 - 5/15/49)	309,815	309,000
Nomura Securities International, Inc. at 1.57%, dated 11/27/19 due 12/4/19 (Collateralized by U.S. Treasury Obligations valued at $1,509,965,265, 0.00% - 8.13%, 12/31/19 - 11/15/49)	1,480,452	1,480,000
Norinchukin Bank at:
1.68%, dated:
11/19/19 due 2/19/20 (Collateralized by U.S. Treasury Obligations valued at $79,597,210, 2.00% - 8.50%, 2/15/20 - 11/15/26)	78,335	78,000
11/20/19 due 2/18/20 (Collateralized by U.S. Treasury Obligations valued at $48,430,458, 2.25%, 8/15/49)	47,197	47,000
11/22/19 due 2/25/20 (Collateralized by U.S. Treasury Obligations valued at $157,131,372, 2.63% - 8.50%, 2/15/20 - 11/15/20)	154,683	154,000
1.78%, dated 10/24/19 due 1/24/20 (Collateralized by U.S. Treasury Obligations valued at $80,483,084, 2.25%, 8/15/49)	78,355	78,000
1.8%, dated:
10/17/19 due 1/21/20 (Collateralized by U.S. Treasury Obligations valued at $63,376,065, 1.50% - 8.50%, 2/15/20 - 8/15/26)	62,298	62,000
10/18/19 due 1/22/20 (Collateralized by U.S. Treasury Obligations valued at $159,454,255, 1.50% - 8.50%, 2/15/20 - 8/15/26)	156,749	156,000
2.03%, dated 9/24/19 due 12/16/19 (Collateralized by U.S. Treasury Obligations valued at $161,759,841, 2.63% - 8.50%, 2/15/20 - 11/15/20)	158,739	158,000
2.07%, dated:
9/5/19 due 12/5/19 (Collateralized by U.S. Treasury Obligations valued at $242,921,553, 2.00% - 8.50%, 2/15/20 - 11/15/26)	238,240	237,000
9/9/19 due 12/9/19 (Collateralized by U.S. Treasury Obligations valued at $160,885,887, 1.50% - 8.50%, 2/15/20 - 8/15/26)	157,822	157,000
9/18/19 due 12/18/19 (Collateralized by U.S. Treasury Obligations valued at $161,827,315, 2.63% - 8.50%, 2/15/20 - 11/15/20)	158,827	158,000
RBC Dominion Securities at:
1.59%, dated 11/7/19 due 12/6/19
(Collateralized by U.S. Treasury Obligations valued at $318,043,876, 0.00% - 6.00%, 12/5/19 - 2/15/48)	312,222	311,000
(Collateralized by U.S. Treasury Obligations valued at $317,247,860, 0.00% - 6.00%, 12/5/19 - 11/15/49)	311,232	310,000
1.6%, dated:
11/12/19 due 12/6/19 (Collateralized by U.S. Treasury Obligations valued at $633,895,618, 0.00% - 3.63%, 12/5/19 - 2/15/47)	623,439	620,900
11/13/19 due 12/6/19 (Collateralized by U.S. Treasury Obligations valued at $158,352,649, 0.00% - 4.75%, 12/5/19 - 2/15/48)	155,641	155,000
11/14/19 due 12/6/19 (Collateralized by U.S. Treasury Obligations valued at $473,915,687, 0.00% - 6.00%, 12/5/19 - 8/15/49)	465,980	464,000
1.61%, dated:
11/1/19 due 12/6/19
(Collateralized by U.S. Treasury Obligations valued at $159,344,027, 0.00% - 4.25%, 12/5/19 - 2/15/47)	156,537	156,000
(Collateralized by U.S. Treasury Obligations valued at $159,980,487, 0.00% - 4.25%, 12/5/19 - 11/15/49)	156,586	156,000
11/15/19 due 12/6/19 (Collateralized by U.S. Treasury Obligations valued at $396,840,540, 0.00% - 8.75%, 12/5/19 - 11/15/49)	388,038	387,000
11/18/19 due 12/6/19
(Collateralized by U.S. Treasury Obligations valued at $158,201,717, 0.00% - 4.75%, 12/5/19 - 11/15/49)	155,402	155,000
(Collateralized by U.S. Treasury Obligations valued at $316,497,875, 0.00% - 6.00%, 12/5/19 - 11/15/49)	311,206	310,000
1.63%, dated 12/2/19 due 12/6/19(e)	240,845	239,900
1.64%, dated 11/20/19 due 12/6/19 (Collateralized by U.S. Treasury Obligations valued at $494,730,030, 0.00% - 6.00%, 12/5/19 - 11/15/49)	485,367	484,000
1.65%, dated:
10/23/19 due 12/6/19 (Collateralized by U.S. Treasury Obligations valued at $519,501,170, 0.00% - 6.00%, 12/5/19 - 11/15/49)	510,142	508,000
11/22/19 due 12/6/19 (Collateralized by U.S. Treasury Obligations valued at $359,303,280, 0.00% - 4.75%, 12/5/19 - 2/15/45)	352,887	352,000
1.68%, dated:
10/22/19 due 12/6/19 (Collateralized by U.S. Treasury Obligations valued at $480,493,096, 0.00% - 4.75%, 12/5/19 - 2/15/49)	470,357	469,000
10/25/19 due 12/6/19 (Collateralized by U.S. Treasury Obligations valued at $159,465,387, 0.00% - 4.75%, 12/5/19 - 11/15/49)	156,648	156,000
1.8%, dated 10/8/19 due 12/6/19 (Collateralized by U.S. Treasury Obligations valued at $161,798,772, 0.00% - 4.25%, 12/19/19 - 2/15/47)	158,289	157,800
RBC Financial Group at 1.61%, dated 11/19/19 due 12/6/19 (Collateralized by U.S. Treasury Obligations valued at $458,678,864, 1.13% - 7.63%, 2/28/21 - 11/15/48)	450,747	449,000
RBS Securities, Inc. at 1.61%, dated 11/29/19 due 12/6/19 (Collateralized by U.S. Treasury Obligations valued at $337,389,204, 3.00% - 3.13%, 11/15/28 - 11/15/44)	329,103	329,000
SMBC Nikko Securities America, Inc. at 1.64%, dated 11/29/19 due 12/2/19 (Collateralized by U.S. Treasury Obligations valued at $484,461,070, 1.50% - 2.13%, 9/15/22 - 12/31/22)	475,065	475,000
Societe Generale at:
1.6%, dated 11/29/19 due 12/6/19 (Collateralized by U.S. Treasury Obligations valued at $242,524,553, 1.13% - 8.75%, 1/31/20 - 5/15/48)	237,074	237,000
1.63%, dated 11/5/19 due 1/7/20 (Collateralized by U.S. Treasury Obligations valued at $313,540,854, 0.00% - 8.75%, 12/5/19 - 5/15/49)	306,873	306,000
1.73%, dated:
10/23/19 due:
12/23/19 (Collateralized by U.S. Treasury Obligations valued at $316,309,511, 0.00% - 8.75%, 12/31/19 - 5/15/49)	309,906	309,000
12/24/19 (Collateralized by U.S. Treasury Obligations valued at $188,188,391, 0.00% - 7.88%, 12/5/19 - 8/15/49)	184,548	184,000
10/24/19 due 12/26/19 (Collateralized by U.S. Treasury Obligations valued at $315,986,843, 0.00% - 8.75%, 1/21/20 - 5/15/49)	308,932	308,000
TD Securities (U.S.A.) at 1.58%, dated 11/27/19 due 12/4/19 (Collateralized by U.S. Treasury Obligations valued at $465,222,070, 1.13% - 3.00%, 9/30/20 - 2/15/28)	456,140	456,000
TOTAL U.S. TREASURY REPURCHASE AGREEMENT
(Cost $47,548,900)		47,548,900
TOTAL INVESTMENT IN SECURITIES - 100.7%
(Cost $156,838,958)		156,838,958
NET OTHER ASSETS (LIABILITIES) - (0.7)%		(1,124,577)
NET ASSETS - 100%		$155,714,381

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

Legend

 (a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (d) The maturity amount is based on the rate at period end.

 (e) Represents a forward settling transaction and therefore no collateral securities had been allocated as of period end. The agreement contemplated the delivery of U.S. Treasury Obligations as collateral on settlement date.

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Other Information

# Additional information on each counterparty to the repurchase agreement is as follows:

Repurchase Agreement / Counterparty	Value (000s)
$12,549,354,000 due 12/02/19 at 1.65%
BNY Mellon Capital Markets LLC	$601,803
Bank Of America, N.A.	1,067,820
Bank of Nova Scotia	203,586
Citibank NA	565,823
Credit Agricole CIB New York Branch	737,060
HSBC Securities (USA), Inc.	109,386
ING Financial Markets LLC	95,613
Jp Morgan Secs Llc	1,650,237
Mitsubishi Ufj Securities (USA	78,133
Mizuho Securities USA, Inc.	606,947
Nomura Securities Internationa	388,061
RBC Dominion Securities, Inc.	234,400
Sumitomo Mitsu Bk Corp Ny (DI)	1,694,522
Sumitomo Mitsui Bk Corp (REPO)	2,610,823
Wells Fargo Securities LLC	1,905,140
$12,549,354
$25,000,000 due 12/02/19 at 1.65%
Jp Morgan Secs Llc	$25,000
$25,000

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amount)		November 30, 2019
Assets
Investment in securities, at value (including repurchase agreements of $77,455,481) — See accompanying schedule: Unaffiliated issuers (cost $156,838,958)		$156,838,958
Cash		81,121
Receivable for fund shares sold		1,012,096
Interest receivable		170,449
Prepaid expenses		219
Other receivables		2,386
Total assets		158,105,229
Liabilities
Payable for investments purchased	$1,225,791
Payable for fund shares redeemed	1,087,395
Distributions payable	25,990
Accrued management fee	22,366
Other affiliated payables	24,561
Other payables and accrued expenses	4,745
Total liabilities		2,390,848
Net Assets		$155,714,381
Net Assets consist of:
Paid in capital		$155,714,420
Total accumulated earnings (loss)		(39)
Net Assets		$155,714,381
Net Asset Value, offering price and redemption price per share ($155,714,381 ÷ 155,675,065 shares)		$1.00

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

Amounts in thousands		Year ended November 30, 2019
Investment Income
Interest		$3,358,267
Expenses
Management fee	$253,502
Transfer agent fees	277,824
Accounting fees and expenses	3,730
Custodian fees and expenses	954
Independent trustees' fees and expenses	591
Registration fees	5,757
Audit	58
Legal	196
Interest	4,372
Miscellaneous	530
Total expenses before reductions	547,514
Expense reductions	(709)
Total expenses after reductions		546,805
Net investment income (loss)		2,811,462
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		376
Total net realized gain (loss)		376
Net increase in net assets resulting from operations		$2,811,838

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

Amounts in thousands	Year ended November 30, 2019	Year ended November 30, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$2,811,462	$1,884,419
Net realized gain (loss)	376	150
Net increase in net assets resulting from operations	2,811,838	1,884,569
Distributions to shareholders	(2,811,462)	(1,884,432)
Share transactions
Proceeds from sales of shares	603,500,714	543,255,233
Reinvestment of distributions	2,374,264	1,637,262
Cost of shares redeemed	(587,950,091)	(540,958,674)
Net increase (decrease) in net assets and shares resulting from share transactions	17,924,887	3,933,821
Total increase (decrease) in net assets	17,925,263	3,933,958
Net Assets
Beginning of period	137,789,118	133,855,160
End of period	$155,714,381	$137,789,118
Other Information
Shares
Sold	603,500,714	543,255,233
Issued in reinvestment of distributions	2,374,264	1,637,262
Redeemed	(587,950,091)	(540,958,674)
Net increase (decrease)	17,924,887	3,933,821

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Government Cash Reserves

Years ended November 30,	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)	.019	.014	.005	.001	–A
Net realized and unrealized gain (loss)A	–	–	–	–	–
Total from investment operations	.019	.014	.005	.001	–A
Distributions from net investment income	(.019)	(.014)	(.005)	(.001)	–A
Total distributions	(.019)	(.014)	(.005)	(.001)	–A
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total ReturnB	1.95%	1.43%	.50%	.08%	.01%
Ratios to Average Net AssetsC
Expenses before reductions	.38%	.38%	.37%	.37%	.37%
Expenses net of fee waivers, if any	.37%	.38%	.37%	.35%	.26%
Expenses net of all reductions	.37%	.38%	.37%	.35%	.26%
Net investment income (loss)	1.93%	1.42%	.50%	.08%	.01%
Supplemental Data
Net assets, end of period (in millions)	$155,714	$137,789	$133,855	$138,117	$115,090

 A Amount represents less than $.0005 per share.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended November 30, 2019
(Amounts in thousands except percentages)

1. Organization.

Fidelity Government Cash Reserves (the Fund) is a fund of Fidelity Phillips Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust.

2. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

Investment Transactions and Income. The net asset value per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for the Fund, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees of $2,386 are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, respectively.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of November 30, 2019, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to deferred trustees compensation and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities for federal income tax purposes were as follows:

Gross unrealized appreciation	$–
Gross unrealized depreciation	–
Net unrealized appreciation (depreciation)	$–
Tax Cost	$156,838,958

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$2,347

The tax character of distributions paid was as follows:

	November 30, 2019	November 30, 2018
Ordinary Income	$2,811,462	$ 1,884,432

Repurchase Agreements. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the Fund along with other registered investment companies having management contracts with Fidelity Management & Research Company (FMR), or other affiliated entities of FMR, are permitted to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements may be collateralized by cash or government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Reverse Repurchase Agreements. To enhance its yield, the Fund may enter into reverse repurchase transactions under master repurchase agreements whereby the Fund sells securities to a counterparty in return for cash and agrees to repurchase those securities at a future date and agreed upon price. During the period that reverse repurchase transactions are outstanding, the Fund identifies the securities as pledged in its records with an initial value at least equal to its principal obligation under the agreement. The cash proceeds received by the Fund may be invested in other securities. To the extent cash proceeds received from the counterparty exceed the value of the securities sold, the counterparty may request additional collateral from the Fund. If the counterparty defaults on its obligation, because of insolvency or other reasons, the Fund could experience delays and costs in recovering the securities sold. Information regarding securities sold under a reverse repurchase agreement, if any, is included at the end of the Fund's Schedule of Investments and the cash proceeds are recorded as a liability in the accompanying Statement of Assets and Liabilities. The Fund continues to receive interest and dividend payments on the securities sold during the term of the reverse repurchase agreement. During the period, the average principal balance of reverse repurchase transactions was $138,876 and the weighted average interest rate was 2.08% with payments included in the Statement of Operations as a component of interest expense. At period end, there were no reverse repurchase agreements outstanding.

3. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is calculated on the basis of a group fee rate plus a total income-based component. The annualized group fee rate averaged .10% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. The total income-based component is calculated according to a graduated schedule providing for different rates based on the Fund's gross annualized yield. The rate increases as the Fund's gross yield increases.

During the period the income-based portion of this fee was $102,083 or an annual rate of .07% of the Fund's average net assets. For the reporting period, the Fund's total annual management fee rate was .17% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annual rate of .19% of average net assets.

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The fee is based on the level of average net assets for each month. For the period, the fees were equivalent to an annualized rate of less than .005%.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act.

Other. During the period, the investment adviser reimbursed the Fund for certain losses in the amount of $5.

4. Expense Reductions.

During the period the investment adviser reimbursed and/or waived a portion of operating expenses in the amount of $709.

5. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Effective January 1, 2020, following any required regulatory notices and approvals:

Investment advisers Fidelity Investments Money Management, Inc., FMR Co., Inc., and Fidelity SelectCo, LLC, merged with and into Fidelity Management & Research Company. In connection with the merger transactions, the resulting, merged investment adviser was then redomiciled from Massachusetts to Delaware, changed its corporate structure from a corporation to a limited liability company, and changed its name to "Fidelity Management & Research Company LLC".

Fidelity Investments Institutional Operations Company, Inc. (FIIOC) converted from a Massachusetts corporation to a Massachusetts LLC, and changed its name to "Fidelity Investments Institutional Operations Company LLC".

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Fidelity Phillips Street Trust and Shareholders of Fidelity Government Cash Reserves:

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Fidelity Government Cash Reserves (one of the funds constituting Fidelity Phillips Street Trust, referred to hereafter as the “Fund”) as of November 30, 2019, the related statement of operations for the year ended November 30, 2019, the statement of changes in net assets for each of the two years in the period ended November 30, 2019, including the related notes, and the financial highlights for each of the five years in the period ended November 30, 2019 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of November 30, 2019, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended November 30, 2019 and the financial highlights for each of the five years in the period ended November 30, 2019 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of November 30, 2019 by correspondence with the custodians and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts

January 10, 2020

We have served as the auditor of one or more investment companies in the Fidelity group of funds since 1932.

Trustees and Officers

The Trustees, Members of the Advisory Board (if any), and officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance.  Each of the Trustees oversees 277 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust.  Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the fund is referred to herein as an Independent Trustee.  Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs.  The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees.  Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund’s Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Experience, Skills, Attributes, and Qualifications of the Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Board Structure and Oversight Function. Abigail P. Johnson is an interested person and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Arthur E. Johnson serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity® funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's investment-grade bond, money market, asset allocation and certain equity funds, and other Boards oversee Fidelity's high income and other equity funds. The asset allocation funds may invest in Fidelity® funds that are overseen by such other Boards. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity® funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks.  The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above.  Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates, and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees.  While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees.  In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board.  The Operations Committee also worked and continues to work with FMR to enhance the stress tests required under SEC regulations for money market funds.  Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity® funds.  The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."

Interested Trustees*:

Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Abigail P. Johnson (1961)

Year of Election or Appointment: 2009

Trustee

Chairman of the Board of Trustees

Ms. Johnson also serves as Trustee of other Fidelity® funds. Ms. Johnson serves as Chairman (2016-present), Chief Executive Officer (2014-present), and Director (2007-present) of FMR LLC (diversified financial services company), President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of Fidelity Management & Research Company LLC (investment adviser firm, 2011-present). Previously, Ms. Johnson served as Chairman and Director of FMR Co., Inc. (investment adviser firm, 2011-2019), Vice Chairman (2007-2016) and President (2013-2016) of FMR LLC, President and a Director of Fidelity Management & Research Company (2001-2005), a Trustee of other investment companies advised by Fidelity Management & Research Company, Fidelity Investments Money Management, Inc. (investment adviser firm), and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity® funds (2001-2005), and managed a number of Fidelity® funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

Jennifer Toolin McAuliffe (1959)

Year of Election or Appointment: 2016

Trustee

Ms. McAuliffe also serves as Trustee of other Fidelity® funds. Ms. McAuliffe previously served as a Member of the Advisory Board of certain Fidelity® funds (2016) and as Co-Head of Fixed Income of Fidelity Investments Limited (now known as FIL Limited (FIL)) (diversified financial services company). Earlier roles at FIL included Director of Research for FIL’s credit and quantitative teams in London, Hong Kong and Tokyo. Ms. McAuliffe also was the Director of Research for taxable and municipal bonds at Fidelity Investments Money Management, Inc. Ms. McAuliffe is also a director or trustee of several not-for-profit entities.

 * Determined to be an “Interested Trustee” by virtue of, among other things, his or her affiliation with the trust or various entities under common control with FMR.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Independent Trustees:

Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Elizabeth S. Acton (1951)

Year of Election or Appointment: 2013

Trustee

Ms. Acton also serves as Trustee of other Fidelity® funds. Prior to her retirement in April 2012, Ms. Acton was Executive Vice President, Finance (2011-2012), Executive Vice President, Chief Financial Officer (2002-2011), and Treasurer (2004-2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board of Directors and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present). Previously, Ms. Acton served as a Member of the Advisory Board of certain Fidelity® funds (2013-2016).

Ann E. Dunwoody (1953)

Year of Election or Appointment: 2018

Trustee

General Dunwoody also serves as Trustee of other Fidelity® funds. General Dunwoody (United States Army, Retired) was the first woman in U.S. military history to achieve the rank of four-star general and prior to her retirement in 2012 held a variety of positions within the U.S. Army, including Commanding General, U.S. Army Material Command (2008-2012). She is the President of First to Four LLC (leadership and mentoring services, 2012-present). She also serves as a member of the Board of Directors and Nominating and Corporate Governance Committee of L3 Technologies, Inc. (communication, electronic, sensor, and aerospace systems, 2013-present), Board of Directors and Nomination and Corporate Governance Committees of Kforce Inc. (professional staffing services, 2016-present) and Board of Directors of Automattic Inc. (software engineering, 2018-present). Previously, General Dunwoody served as a Member of the Advisory Board of certain Fidelity® funds (2018), a member of the Board of Directors and Audit and Sustainability and Corporate Responsibility Committees of Republic Services, Inc. (waste collection, disposal and recycling, 2013-2016). Ms. Dunwoody also serves on several boards for non-profit organizations, including as a member of the Board of Directors, Chair of the Nomination and Governance Committee and member of the Audit Committee of Logistics Management Institute (consulting non-profit, 2012-present), a member of the Board of Directors of the Army Historical Foundation (2015-present), a member of the Council of Trustees for the Association of the United States Army (advocacy non-profit, 2013-present) and a member of the Board of Trustees of Florida Institute of Technology (2015-present) and ThanksUSA (military family education non-profit, 2014-present).

John Engler (1948)

Year of Election or Appointment: 2014

Trustee

Mr. Engler also serves as Trustee of other Fidelity® funds. He serves on the board of directors for Universal Forest Products (manufacturer and distributor of wood and wood-alternative products, 2003-present) and K12 Inc. (technology-based education company, 2012-present). Previously, Mr. Engler served as interim president of Michigan State University (2018-2019), a Member of the Advisory Board of certain Fidelity® funds (2014-2016), president of the Business Roundtable (2011-2017), a trustee of The Munder Funds (2003-2014), president and CEO of the National Association of Manufacturers (2004-2011), member of the Board of Trustees of the Annie E. Casey Foundation (2004-2015), and as governor of Michigan (1991-2003). He is a past chairman of the National Governors Association.

Robert F. Gartland (1951)

Year of Election or Appointment: 2010

Trustee

Mr. Gartland also serves as Trustee of other Fidelity® funds. Mr. Gartland is Chairman and an investor in Gartland & Mellina Group Corp. (consulting, 2009-present). Previously, Mr. Gartland served as a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-2011). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007), including Managing Director (1987-2007), and Chase Manhattan Bank (1975-1978).

Arthur E. Johnson (1947)

Year of Election or Appointment: 2008

Trustee

Chairman of the Independent Trustees

Mr. Johnson also serves as Trustee of other Fidelity® funds. Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation plc (diversified power management, 2009-present) and Booz Allen Hamilton (management consulting, 2011-present). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). Mr. Johnson previously served as Vice Chairman (2015-2018) of the Independent Trustees of certain Fidelity® funds and on the Board of Directors of IKON Office Solutions, Inc. (1999-2008), AGL Resources, Inc. (holding company, 2002-2016), and Delta Airlines (2005-2007). Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.

Michael E. Kenneally (1954)

Year of Election or Appointment: 2009

Trustee

Vice Chairman of the Independent Trustees

Mr. Kenneally also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management. Before joining Credit Suisse, he was an Executive Vice President and Chief Investment Officer for Bank of America Corporation. Earlier roles at Bank of America included Director of Research, Senior Portfolio Manager and Research Analyst, and Mr. Kenneally was awarded the Chartered Financial Analyst (CFA) designation in 1991.

Marie L. Knowles (1946)

Year of Election or Appointment: 2001

Trustee

Ms. Knowles also serves as Trustee of other Fidelity® funds. Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company (pipeline and tanker operations). Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is a member of the Board of the Santa Catalina Island Company (real estate, 2009-present). Ms. Knowles is a Member of the Investment Company Institute Board of Governors and a Member of the Governing Council of the Independent Directors Council (2014-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California. Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007), URS Corporation (engineering and construction, 2000-2003) and America West (airline, 1999-2002). Ms. Knowles previously served as Chairman (2015-2018) and Vice Chairman (2012-2015) of the Independent Trustees of certain Fidelity® funds.

Mark A. Murray (1954)

Year of Election or Appointment: 2016

Trustee

Mr. Murray also serves as Trustee of other Fidelity® funds. Mr. Murray is Vice Chairman (2013-present) of Meijer, Inc. (regional retail chain). Previously, Mr. Murray served as a Member of the Advisory Board of certain Fidelity® funds (2016) and as Co-Chief Executive Officer (2013-2016) and President (2006-2013) of Meijer, Inc. Mr. Murray serves as a member of the Board of Directors and Nuclear Review and Public Policy and Responsibility Committees of DTE Energy Company (diversified energy company, 2009-present). Mr. Murray also serves as a member of the Board of Directors of Spectrum Health (not-for-profit health system, 2015-present). Mr. Murray previously served as President of Grand Valley State University (2001-2006), Treasurer for the State of Michigan (1999-2001), Vice President of Finance and Administration for Michigan State University (1998-1999), and a member of the Board of Directors and Audit Committee and Chairman of the Nominating and Corporate Governance Committee of Universal Forest Products, Inc. (manufacturer and distributor of wood and wood-alternative products, 2004-2016). Mr. Murray is also a director or trustee of many community and professional organizations.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Advisory Board Members and Officers:

Correspondence intended for an officer may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.  Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation

Elizabeth Paige Baumann (1968)

Year of Election or Appointment: 2017

Anti-Money Laundering (AML) Officer

Ms. Baumann also serves as AML Officer of other funds. She is Chief AML Officer (2012-present) and Senior Vice President (2014-present) of FMR LLC (diversified financial services company) and is an employee of Fidelity Investments. Previously, Ms. Baumann served as AML Officer of the funds (2012-2016), and Vice President (2007-2014) and Deputy Anti-Money Laundering Officer (2007-2012) of FMR LLC.

Craig S. Brown (1977)

Year of Election or Appointment: 2019

Assistant Treasurer

Mr. Brown also serves as Assistant Treasurer of other funds. Mr. Brown is an employee of Fidelity Investments (2013-present).

John J. Burke III (1964)

Year of Election or Appointment: 2018

Chief Financial Officer

Mr. Burke also serves as Chief Financial Officer of other funds. Mr. Burke serves as Head of Investment Operations for Fidelity Fund and Investment Operations (2018-present) and is an employee of Fidelity Investments (1998-present). Previously Mr. Burke served as head of Asset Management Investment Operations (2012-2018).

Jonathan Davis (1968)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds. Mr. Davis serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).

Laura M. Del Prato (1964)

Year of Election or Appointment: 2018

President and Treasurer

Ms. Del Prato also serves as an officer of other funds. Ms. Del Prato is an employee of Fidelity Investments (2017-present). Prior to joining Fidelity Investments, Ms. Del Prato served as a Managing Director and Treasurer of the JPMorgan Mutual Funds (2014-2017). Prior to JPMorgan, Ms. Del Prato served as a partner at Cohen Fund Audit Services (accounting firm, 2012-2013) and KPMG LLP (accounting firm, 2004-2012).

Colm A. Hogan (1973)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Hogan also serves as an officer of other funds. Mr. Hogan serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2005-present). Previously, Mr. Hogan served as Assistant Treasurer of certain Fidelity® funds (2016-2018).

Cynthia Lo Bessette (1969)

Year of Election or Appointment: 2019

Secretary and Chief Legal Officer (CLO)

Ms. Lo Bessette also serves as Secretary and CLO of other funds. Ms. Lo Bessette serves as CLO, Secretary, and Senior Vice President of Fidelity Management & Research Company LLC (investment adviser firm, 2019-present); and CLO of Fidelity Management & Research (Hong Kong) Limited, FMR Investment Management (UK) Limited, and Fidelity Management & Research (Japan) Limited (investment adviser firms, 2019-present). She is a Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company, 2019-present), and is an employee of Fidelity Investments. Previously, Ms. Lo Bessette served as CLO, Secretary, and Senior Vice President of FMR Co., Inc. (investment adviser firm, 2019); Secretary of Fidelity SelectCo, LLC and Fidelity Investments Money Management, Inc. (investment adviser firms, 2019). Prior to joining Fidelity Investments, Ms. Lo Bessette was Executive Vice President, General Counsel (2016-2019) and Senior Vice President, Deputy General Counsel (2015-2016) of OppenheimerFunds (investment management company) and Deputy Chief Legal Officer (2013-2015) of Jennison Associates LLC (investment adviser firm).

Chris Maher (1972)

Year of Election or Appointment: 2013

Assistant Treasurer

Mr. Maher serves as Assistant Treasurer of other funds. Mr. Maher is Vice President of Valuation Oversight, serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).

John B. McGinty, Jr. (1962)

Year of Election or Appointment: 2016

Chief Compliance Officer

Mr. McGinty also serves as Chief Compliance Officer of other funds. Mr. McGinty is Senior Vice President of Asset Management Compliance for Fidelity Investments and is an employee of Fidelity Investments (2016-present). Mr. McGinty previously served as Vice President, Senior Attorney at Eaton Vance Management (investment management firm, 2015-2016), and prior to Eaton Vance as global CCO for all firm operations and registered investment companies at GMO LLC (investment management firm, 2009-2015). Before joining GMO LLC, Mr. McGinty served as Senior Vice President, Deputy General Counsel for Fidelity Investments (2007-2009).

Jason P. Pogorelec (1975)

Year of Election or Appointment: 2015

Assistant Secretary

Mr. Pogorelec also serves as Assistant Secretary of other funds. Mr. Pogorelec serves as Vice President, Associate General Counsel (2010-present) and is an employee of Fidelity Investments (2006-present).

Nancy D. Prior (1967)

Year of Election or Appointment: 2014

Vice President

Ms. Prior also serves as Vice President of other funds. Ms. Prior serves as President of Fixed Income (2014-present), and is an employee of Fidelity Investments (2002-present). Previously, Ms. Prior served as President (2016-2019) and Director (2014-2019) of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm), Vice President of Global Asset Allocation Funds (2017-2019); Vice Chairman of FIAM LLC (investment adviser firm, 2014-2018), a Director of FMR Investment Management (UK) Limited (investment adviser firm, 2015-2018), President Multi-Asset Class Strategies of FMR's Global Asset Allocation Division (2017-2018), Vice President of Fidelity's Money Market Funds (2012-2014), and President, Money Market and Short Duration Bond Group of Fidelity Management & Research Company (FMR) (investment adviser firm, 2013-2014).

Stacie M. Smith (1974)

Year of Election or Appointment: 2013

Assistant Treasurer

Ms. Smith also serves as an officer of other funds. Ms. Smith serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), is an employee of Fidelity Investments (2009-present), and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (accounting firm, 1996-2009). Previously, Ms. Smith served as Assistant Treasurer (2013-2019) and Deputy Treasurer (2013-2016) of certain Fidelity® funds.

Marc L. Spector (1972)

Year of Election or Appointment: 2016

Deputy Treasurer

Mr. Spector also serves as an officer of other funds. Mr. Spector serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2016-present). Prior to joining Fidelity Investments, Mr. Spector served as Director at the Siegfried Group (accounting firm, 2013-2016), and prior to Siegfried Group as audit senior manager at Deloitte & Touche (accounting firm, 2005-2013).

Jim Wegmann (1979)

Year of Election or Appointment: 2019

Assistant Treasurer

Mr. Wegmann also serves as Assistant Treasurer of other funds. Mr. Wegmann is an employee of Fidelity Investments (2011-present).

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (June 1, 2019 to November 30, 2019).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value June 1, 2019	Ending Account Value November 30, 2019	Expenses Paid During Period-B June 1, 2019 to November 30, 2019
Actual	.37%	$1,000.00	$1,009.00	$1.86
Hypothetical-C		$1,000.00	$1,023.21	$1.88

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

 C 5% return per year before expenses

Distributions (Unaudited)

A total of 50.77% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates $2,123,340,440 of distributions paid during the period January 1, 2019 to November 30, 2019 as qualifying to be taxed as interest-related dividends for nonresident alien shareholders.

The fund will notify shareholders in January 2020 of amounts for use in preparing 2019 income tax returns.

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Government Cash Reserves

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established four standing committees (Committees) — Operations, Audit, Fair Valuation, and Governance and Nominating — each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and considers, among other matters, information specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.

At its September 2019 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services provided by and the profits realized by Fidelity from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Approval of Amended and Restated Advisory Contracts. At its September 2019 meeting, the Board also unanimously determined to approve an amended and restated management contract and sub-advisory agreements (Amended and Restated Contracts) in connection with an upcoming consolidation of certain of Fidelity's advisory businesses. The Board considered that, on or about January 1, 2020, Fidelity Investments Money Management, Inc. (FIMM) expects to merge with and into FMR and, after the merger, FMR expects to redomicile as a Delaware limited liability company. The Board also approved the termination of the sub-advisory agreement with FIMM upon the completion of the merger. The Board noted that references to FMR in the Amended and Restated Contracts would be updated to reflect FMR's new form of organization and domicile and considered that the definition of "group assets" for purposes of the fund's group fee would be modified to avoid double-counting assets once the reorganization is complete. The Board also noted Fidelity's assurance that neither the planned consolidation nor the Amended and Restated Contracts will change the investment processes, the level or nature of services provided, the resources and personnel allocated, trading and compliance operations, or any fees or expenses paid by the fund.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services.  The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to Fidelity's investment research process, which includes meetings with management of issuers of securities in which the funds invest, and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds with innovative structures, strategies and pricing and making other enhancements to meet client needs; (iv) launching new share classes of existing funds; (v) eliminating purchase minimums and broadening eligibility requirements for certain funds and share classes; (vi) reducing management fees and total expenses for certain target date funds and index funds; (vii) lowering expense caps for certain existing funds and classes, and converting certain voluntary expense caps to contractual caps, to reduce expenses borne by shareholders; (viii) rationalizing product lines and gaining increased efficiencies from fund mergers, liquidations, and share class consolidations; (ix) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; and (x) continuing to implement enhancements to further strengthen Fidelity's product line to increase investors' probability of success in achieving their investment goals, including retirement income goals.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions that occur at Board meetings throughout the year with representatives of the Investment Advisers about fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for the fund for different time periods, measured against a peer group of funds with similar objectives (peer group).

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on gross performance (before fees and expenses but after transaction costs) compared to the gross performance of appropriate peer groups, over appropriate time periods that may include full market cycles, taking into account relevant factors including the following: general market conditions; expectations for interest rate levels and credit conditions; issuer-specific information including credit quality; the fund's market value NAV over time and its resilience under various stressed conditions; and fund cash flows and other factors.

The Board recognizes that in interest rate environments where many competitors waive fees to maintain a minimum yield, relative money market fund performance on a net basis (after fees and expenses) may not be particularly meaningful due to miniscule performance differences among competitor funds. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its peer group for certain periods.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for the fund and an appropriate peer group for the most recent one-, three-, and five-year periods.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee.  The Board considered two proprietary management fee comparisons for the 12-month periods shown in basis points (BP) in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group" and is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s and the number of funds in the Total Mapped Group are in the chart below. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and was considered by the Board. The Board also recognized that the income-based component of the fund's management fee, which few competitors have, varies depending on the level of the fund's monthly gross income, providing for higher fees at higher income levels, and for lower fees at lower income levels.

Fidelity Government Cash Reserves

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for 2018.

The Board noted that it and the boards of other Fidelity funds formed an ad hoc Committee on Group Fee, which meets periodically, to conduct an in-depth review of the "group fee" component of the management fee of funds with such management fee structures. The Committee's focus included the mechanics of the group fee, the competitive landscape of group fee structures, Fidelity funds with no group fee component and investment products not included in group fee assets. The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio.  In its review of the fund's total expense ratio, the Board considered the fund's management fee rate as well as other fund expenses, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund. As part of its review, the Board also considered the current and historical total expense ratios of the fund compared to competitive fund median expenses. The fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the fund's total expense ratio ranked below the competitive median for 2018.

The Board further considered that the fund's management contract provides that FMR will reimburse the fund, in an amount not in excess of the fund's management fee for any fiscal year, if and to the extent that aggregate operating expenses (with certain exceptions) as a percentage of its average net assets, exceed 1.00%.

Fees Charged to Other Fidelity Clients.  The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies and the full Board approves such changes.

PricewaterhouseCoopers LLP (PwC), auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of the fund profitability information and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the fund's business. The Board noted that changes to fall-out benefits year-over-year reflect business developments at Fidelity's various businesses. The Board considered that a joint ad hoc committee created by it and the boards of other Fidelity funds had recently been established, and meets periodically, to evaluate potential fall-out benefits. The Board noted that the committee was expected to, among other things: (i) discuss the legal framework surrounding potential fall-out benefits; (ii) review the Board's responsibilities and approach to potential fall-out benefits; and (iii) review practices employed by competitor funds regarding the review of potential fall-out benefits. The Board noted that it would consider the committee's findings in connection with future consideration of contract renewals.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.

Economies of Scale.  The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total "group assets" increase, and for higher group fee rates as total "group assets" decrease ("group assets" as defined in the management contract). FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as "group assets" increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, the allocation of various costs to different funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds and the treatment of such compensation within Fidelity's fund profitability methodology; (v) the practices of certain sub-advisers regarding their receipt of research from broker-dealers that execute the funds' portfolio transactions; (vi) the terms of Fidelity's voluntary expense limitation agreements; (vii) the methodology with respect to competitive fund data and peer group classifications; (viii) Fidelity's transfer agent fee, expense, and service structures for different funds and classes relative to competitive trends, and the impact of the increased use of omnibus accounts; (ix) new developments in the retail and institutional marketplaces and the competitive positioning of the funds relative to other investment products and services; (x) the impact on fund profitability of recent changes in total net assets for Fidelity's money market funds, anticipated changes to the competitive landscape for money market funds, and the level of investor comfort with gates, fees, and floating NAVs; (xi) the funds' share class structures and distribution channels; and (xii) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends and methodologies for total expense competitive comparisons, and actions that might be taken by Fidelity to reduce total expense ratios for certain classes. In addition, the Board considered its discussions with Fidelity throughout the year regarding enhanced information security initiatives and the funds' fair valuation policies.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee arrangements are fair and reasonable, and that the fund's Advisory Contracts should be renewed and the fund's Amended and Restated Contracts should be approved.

CAS-ANN-0120
1.539092.122

Item 2.

Code of Ethics

As of the end of the period, November 30, 2019, Fidelity Phillips Street Trust (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer.  A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3.

Audit Committee Financial Expert

The Board of Trustees of the trust has determined that Elizabeth S. Acton is an audit committee financial expert, as defined in Item 3 of Form N-CSR.  Ms. Acton is independent for purposes of Item 3 of Form N-CSR.

Item 4.

Principal Accountant Fees and Services

Fees and Services

The following table presents fees billed by PricewaterhouseCoopers LLP (“PwC”) in each of the last two fiscal years for services rendered to Fidelity Government Cash Reserves (the “Fund”):

Services Billed by PwC

November 30, 2019 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Government Cash Reserves	$49,000	$3,800	$2,000	$2,200

November 30, 2018 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Government Cash Reserves	$51,000	$4,800	$2,900	$2,700

A Amounts may reflect rounding.

The following table(s) present(s) fees billed by PwC that were required to be approved by the Audit Committee for services that relate directly to the operations and financial reporting of the Fund(s) and that are rendered on behalf of Fidelity Management & Research Company ("FMR") and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Fund(s) (“Fund Service Providers”):

Services Billed by PwC

	November 30, 2019A	November 30, 2018A
Audit-Related Fees	$7,890,000	$7,745,000
Tax Fees	$10,000	$20,000
All Other Fees	$-	$-

A Amounts may reflect rounding.

“Audit-Related Fees” represent fees billed for assurance and related services that are reasonably related to the performance of the fund audit or the review of the fund's financial statements and that are not reported under Audit Fees.

“Tax Fees” represent fees billed for tax compliance, tax advice or tax planning that relate directly to the operations and financial reporting of the fund.

“All Other Fees” represent fees billed for services provided to the fund or Fund Service Provider, a significant portion of which are assurance related, that relate directly to the operations and financial reporting of the fund, excluding those services that are reported under Audit Fees, Audit-Related Fees or Tax Fees.

Assurance services must be performed by an independent public accountant.

* * *

The aggregate non-audit fees billed by PwC for services rendered to the Fund(s), FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any Fund Service Provider for each of the last two fiscal years of the Fund(s) are as follows:

Billed By	November 30, 2019A	November 30, 2018A
PwC	$12,550,000	$10,950,000

A Amounts may reflect rounding.

The trust's Audit Committee has considered non-audit services that were not pre-approved that were provided by PwC to Fund Service Providers to be compatible with maintaining the independence of PwC in its(their) audit of the Fund(s), taking into account representations from PwC, in accordance with Public Company Accounting Oversight Board rules, regarding its independence from the Fund(s) and its(their) related entities and FMR’s review of the appropriateness and permissibility under applicable law of such non-audit services prior to their provision to the Fund(s) Service Providers.

Audit Committee Pre-Approval Policies and Procedures

The trust’s Audit Committee must pre-approve all audit and non-audit services provided by a fund’s independent registered public accounting firm relating to the operations or financial reporting of the fund. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee’s consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund (“Covered Service”) are subject to approval by the Audit Committee before such service is provided.

All Covered Services must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair’s absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee.

Non-audit services provided by a fund audit firm to a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund are reported to the Audit Committee periodically.

Non-Audit Services Approved Pursuant to Rule 2-01(c)(7)(i)(C) and (ii) of Regulation S-X (“De Minimis Exception”)

There were no non-audit services approved or required to be approved by the Audit Committee pursuant to the De Minimis Exception during the Fund’s(s’) last two fiscal years relating to services provided to (i) the Fund(s) or (ii) any Fund Service Provider that relate directly to the operations and financial reporting of the Fund(s).

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable.

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the trust’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust’s internal control over financial reporting.

Item 12.

Disclosure of Securities Lending Activities for Closed-End Management

Investment Companies

Not applicable.

Item 13.

Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Phillips Street Trust

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer

Date:	January 24, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer

Date:	January 24, 2020

By:	/s/John J. Burke III
John J. Burke III
Chief Financial Officer

Date:	January 24, 2020